Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0.4	$ 0.4	$ 0.5
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	0.4
Finite-Lived Intangible Assets, Amortization Expense, Year Two	$ 0.3
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years